Significant Accounting Policies - Summary of Maximum Average Useful Lives of Fixed Assets (Detail)	12 Months Ended
Dec. 31, 2019
Administrative Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Years	31 years
Industrial Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Years	31 years
Machinery and Equipment in Plant [member]
Disclosure of detailed information about property, plant and equipment [line items]
Years	17 years
Ready-mix Trucks and Motor Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Years	8 years
Office Equipment and Other Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Years	7 years